Revenues - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Total revenues	$ 26,202	$ 26,469
Revenues From Toll Milling Services [Member]
Statement Line Items [Line Items]
Total revenues	496	920
Concentrate Revenues From Contracts With Customers: Silver [Member]
Statement Line Items [Line Items]
Total revenues	16,963	13,693
Concentrate Revenues From Contracts With Customers: Lead [Member]
Statement Line Items [Line Items]
Total revenues	3,571	4,422
Concentrate Revenues From Contracts With Customers: Zinc [Member]
Statement Line Items [Line Items]
Total revenues	$ 5,172	$ 7,434